Current and long-term debt - Convertible senior notes due 2025 (Details)									1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 03, 2021 $ / shares	Sep. 09, 2021 $ / shares	May 21, 2021 $ / shares	Mar. 02, 2021 $ / shares	Nov. 23, 2020 $ / shares	Sep. 09, 2020 $ / shares	Jun. 01, 2020 $ / shares	Mar. 02, 2020 $ / shares	May 31, 2018 USD ($) $ / shares	Mar. 31, 2018 tradingDay	Jun. 30, 2021 USD ($) tradingDay	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Jul. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 2,541,678,000	$ 2,415,326,000
Interest expense on borrowings												115,983,000	132,423,000	$ 162,738,000
Non-cash accretion												13,265,000	8,413,000	$ 11,375,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings												3,145,623,000	3,070,271,000
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued											$ 19,400,000				$ 62,100,000
Borrowings, initial carrying value of liability component											60,800,000				132,900,000
Carrying amount of equity component											$ 2,400,000				$ 5,300,000
Borrowings interest rate											3.00%				3.00%
Principal amount															$ 1,000
Initial conversion price (in USD per share) | $ / shares															$ 37.507
Per share volume-weighted average price of our common shares equals or exceeds % of the conversion pric											125.40%
Interest expense on borrowings												4,100,000
Non-cash accretion												8,600,000
Borrowings, Accreted Principal Amount												8,100,000
Convertible Notes Due 2025 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings												202,355,000	0
Convertible Notes Due 2025 | At Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate															8.25%
Borrowings, accreted principal amount per $1,000 principal, percent															125.30%
Convertible Notes Due 2025 | Period One
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount, per $1,000 principal, amount												100.0000
Convertible Notes Due 2025 | Period Two
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount, per $1,000 principal, amount												100.7125
Convertible Notes Due 2025 | Period Three
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount, per $1,000 principal, amount												103.3669
Convertible Notes Due 2025 | Period Four
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount, per $1,000 principal, amount												106.1308
Convertible Notes Due 2025 | Period Five
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount, per $1,000 principal, amount												109.0087
Convertible Notes Due 2025 | Period Six
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount, per $1,000 principal, amount												112.0053
Convertible Notes Due 2025 | Period Seven
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount, per $1,000 principal, amount												115.1255
Convertible Notes Due 2025 | Period Eight
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount, per $1,000 principal, amount												118.3744
Convertible Notes Due 2025 | Period Nine
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount, per $1,000 principal, amount												121.7574
Convertible Notes Due 2025 | Period Ten
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount, per $1,000 principal, amount												125.2798
Convertible Notes Due 2025 | March 2021 Convertible Notes Offering
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued															$ 76,100,000
Convertible Notes Due 2025 | June 2021 Convertible Notes Offering
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued											$ 42,400,000
Borrowings, issue price, percentage of par											102.25%
Notional amount issued											$ 43,300,000
Convertible Notes Due 2025 | Borrowings, Redemption, Period One
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days | tradingDay											20
Convertible Notes Due 2025 | Borrowings, Redemption, Period Two
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days | tradingDay											30
Convertible Notes Due 2025 | Borrowings Redemption, Period Three
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage											100.00%
Convertible Notes Due 2025 | Compounds semi-annual
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate															5.5202%
Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued									$ 188,500,000		$ 19,400,000				$ 62,100,000	$ 52,300,000	$ 15,000,000
Carrying amount of equity component									$ 34,200,000								2,800,000
Borrowings interest rate									3.00%
Principal amount									$ 1,000							$ 1,000
Initial conversion price (in USD per share) | $ / shares									$ 40.00
Dividends per share (in USD per share) | $ / shares	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Borrowings									$ 154,300,000								$ 12,200,000
Interest expense on borrowings												2,800,000	5,500,000
Non-cash accretion												4,700,000	8,400,000
Convertible Notes Due 2022 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 68,312,000	$ 140,713,000
Convertible Notes Due 2022 | Borrowings, Redemption, Period One
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days | tradingDay										15
Threshold consecutive trading days | tradingDay										25
Repurchased face amount percentage									100.00%
Convertible Notes Due 2022 | Borrowings, Redemption, Period Two
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days | tradingDay										5